Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] kr in Millions	Dec. 31, 2020 SEK (kr)
Discount rate | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	kr 7.2
Discount rate +0.5%	(6.3)
Discount rate | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	1.1
Discount rate +0.5%	(1.0)
Discount rate | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	2.0
Discount rate +0.5%	(1.7)
Actuarial assumption of expected rates of inflation [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(6.3)
Discount rate +0.5%	7.2
Actuarial assumption of expected rates of inflation [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	0.0
Discount rate +0.5%	0.0
Actuarial assumption of expected rates of inflation [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(1.4)
Discount rate +0.5%	1.5
Actuarial assumption of expected rates of salary increases [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(2.6)
Discount rate +0.5%	2.7
Actuarial assumption of expected rates of salary increases [member] | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	0.0
Discount rate +0.5%	0.0
Longevity | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(2.9)
Discount rate +0.5%	2.9
Longevity | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(0.5)
Discount rate +0.5%	0.5
Longevity | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(0.6)
Discount rate +0.5%	kr 0.6